Share based compensation	12 Months Ended
Dec. 31, 2014
Share based compensation [Abstract]
Share based compensation
12.	Share based compensation

Share Incentive Plan

In March 2011, Board of directors of the Company approved “2011 Global Share Plan” (the “2011 Plan”). According to the Plan, 10,401,229 ordinary shares have been reserved to be issued to any qualified employees, directors and consultants as determined by the Board. The option will expire the earlier of (i) termination of service with the Company, (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement.

Under the 2011 Plan, these options have exercise prices ranging from nil to US$15 per ordinary share. The options will be exercisable only if option holder continues employment or consultant provide services through each vesting date. Granted options will follow below vesting schedules, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one forty-eight (1/48) of the shares subject to the option shall vest each month thereafter, subject to option holder continuing to be a service provider through each vesting date.

On April 10, 2014, the Company adopted the 2014 share incentive plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan shall initially be 6,300,000 Class A ordinary shares, plus an annual increase of 1.5% of the total outstanding share capital as of December 31 of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company on the first day of each fiscal year beginning in 2015.

Service-based share options

The Company granted 1,200,000, 2,837,500 and 500,000 serviced-based share options to its officers, director and employees for the years ended December 31, 2012, 2013 and 2014, respectively under the 2011 Plan. As of December 31, 2014, no share-based award has been granted under the 2014 Plan. These awards generally vest over a four year term. These awards are accounted for in accordance with ASC 718 Compensation – Stock Compensation.

Share-based compensation expenses related to service-based share options of US$178, US$2,517 and US$6,138, were recognized in the consolidated statements of comprehensive income for the years ended December 31, 2012, 2013 and 2014, respectively. The unamortized compensation costs related to unvested awards not yet recognized were US$13,921 as of December 31, 2014, adjusted for estimated forfeitures, and weighted average period over which it would be recognized was 1.30 years. No income tax benefit was recognized in the consolidated statements of comprehensive income for share-based compensation arrangements for the years ended December 31, 2012, 2013 and 2014, as no tax deduction was claimed. There was no compensation cost capitalized for the years ended December 31, 2012, 2013 and 2014.

The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2014, and changes during the periods, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In years	US$
Outstanding as of December 31, 2011	4,332,000	0.04	9.08	2,720
Granted	1,200,000
Forfeited	(565,000)
Outstanding as of December 31, 2012	4,967,000	0.19	8.32	21,429
Granted	2,837,500
Repurchase of vested options	(910,000)
Forfeited	(262,708)
Outstanding as of December 31, 2013	6,631,792	0.57	8.13	85,854
Granted	500,000
Forfeited	(136,002)
Exercised	(492,893)
Outstanding as of December 31, 2014	6,502,897	1.42	7.29	79,877
Vested and expected to vest as of December 31, 2014	6,273,762	1.36	7.25	77,397
Exercisable as of December 31, 2014	4,211,552	0.57	6.69	55,076

No option expired during years ended December 31, 2012, 2013 and 2014.

In March 2013, the Company repurchased 910,000 shares of options, a portion of options granted in conjunction with the acquisition of Beijing Shengjinteng, for a cash consideration of US$833. The options repurchased were fully vested and were repurchased with price lower than fair value.

The share-based compensation expenses are measured at the fair value of the award as calculated under the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	For the years ended December 31,
	2012	2013	2014
Risk-free interest rates (%)(1)	2.55%~3.21%	2.02%~3.13%	3.35%
Exercise multiples(2)	2.8 times	2 times~2.8 times	2.2 times
Expected dividend yield(3)	0%	0%	0%
Expected volatility (%)(4)	45%~47%	43%~44%	43%
Contract life	10 years	8.2 years ~10 years	10 years

1.
The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.

2.
The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.

3.	The dividend yield was estimated based on the Company's expected dividend policy over the expected life of the options.
4.
The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.

Founders' shares

In accordance with the shareholders agreement dated as of July 15, 2009, all ordinary shares ultimately owned by the Company's Founders would become subject to four-year vesting, with 25% vesting on the first anniversary and remainder vesting monthly thereafter in thirty-six equal monthly installments. The Founders' shares vest immediately in the event that i) Founder's continuous status as a service provider is terminated by the Company without cause; ii) there occurs a change in control of the Company or iii) there occurs a Qualified IPO as defined in Redeemable Preferred Shares. The Company accounted for this arrangement similar to a reverse stock split, followed by the grant of restricted stock awards subject to service vesting conditions, though these Founders' shares are legally outstanding from the grant day. Accordingly, compensation cost was measured based on the fair value of the ordinary shares at the grant date and is recognized over the requisite service period.

In connection with the issuance of Redeemable Preferred Shares, the Company amended the vesting schedule of all Founders' shares under which Founders' shares that were unrestricted became subject to vesting again with 1/48th of the options vesting each month after the issuance of each Series of Redeemable Preferred Shares. The unvested and subjecting to new vesting was treated as a modification of the award and did not result in a modification charge as there was no incremental value resulted from the modification.

For the years ended December 31, 2012, 2013 and 2014, the Company recognized share based compensation expense related to the Founders' shares of US$86, US$105, and US$138, respectively. Grant date fair value per restricted share is US$0.01.

Restricted Shares	Number of Shares
Outstanding as of December 31, 2011	32,983,728
Restricted shares vested	(8,604,451)
Outstanding as of December 31, 2012	24,379,277
Restricted shares vested	(10,554,394)
Outstanding as of December 31, 2013	13,824,883
Restricted shares vested	(2,513,615)
Conversion to ordinary shares upon IPO	(11,311,268)
Outstanding as of December 31, 2014	-

On October 28, 2013, the Company entered into an agreement with Mr. Hui Liu, one of the Company's Founders to accelerate all of Mr. Liu's Founder's shares upon Mr. Liu's departure from the Company on March 31, 2013. In conjunction with this agreement, Mr. Liu also transferred 1,293,125 shares to one of the executive officers, at no additional consideration. The fair value of the transferred shares amounted US$ 15,776 was treated as share-based compensation to such executive officer for his past services.

On November 20, 2013, Mr. Hui Liu sold 1,355,714 shares to such executive officer for US$3,000. The difference of US$14,394 between the fair value of the shares amounted US$ 17,394 and US$ 3,000 was treated as share-based compensation to such executive officer for his past services.

Restricted Share Units

Summary of Service-Based Restricted Share Units

The summary of Service-Based Restricted Share Units (“RSUs”) activities as of December 31, 2014, and changes during the periods, is presented below:

Restricted Shares	Number of Shares
Unvested as of December 31, 2013	-
Granted	38,272
Vested	(3,783)
Unvested as of December 31, 2014	34,489

For the years ended December 31, 2014, the Company recognized share based compensation expense related to the RSUs of US$89. The unamortized compensation costs related to unvested awards not yet recognized were US$34 as of December 31, 2014, adjusted for estimated forfeitures, and weighted average period over which it would be recognized was 3.61 years.